Post-employment benefits (Tables)	12 Months Ended
Dec. 31, 2023
Post-employment Benefits
Schedule of main assumptions used in actuarial valuation of retirement plans

Type	Assumption	12/31/2023	12/31/2022
Demographic	Mortality table	AT-2000 softned by 10%	AT-2000 softned by 10%
Financial	Discount rate (1)	9.56% p.a.	10.34% p.a.
Financial	Inflation (2)	4.00% p.a.	4.00% p.a.
1)	Considers the interest rates of the National Treasury Notes (NTN-B) with maturity dates near the terms of the respective obligations, compatible with the economic scenario observed on the balance sheet closing date, considering the volatility of interest market and models used.
2)	Long-term inflation projected by the market, according to the maturity of each plan.

Schedule of allocation of assets by category segmented into quoted and not quoted in active market

Types	Fair value		% Allocation
	12/31/2023	12/31/2022	12/31/2023	12/31/2022
Fixed income securities	22,363	20,684	94.2%	94.4%
Quoted in an active market	21,705	20,102	91.4%	91.7%
Non quoted in an active market	658	582	2.8%	2.7%
Variable income securities	640	515	2.7%	2.3%
Quoted in an active market	630	508	2.7%	2.3%
Non quoted in an active market	10	7	-	-
Structured investments	128	138	0.5%	0.6%
Non quoted in an active market	128	138	0.5%	0.6%
Real estate	544	527	2.3%	2.4%
Loans to participants	79	69	0.3%	0.3%
Total	23,754	21,933	100.0%	100.0%

Schedule of change in net amount recognized in balance sheet

		12/31/2023
	Note	BD and CV plans				CD plans			Other post-employment benefits	Total
		Net asset	Actuarial liabilities	Asset ceiling	Recognized amount	Pension plan fund	Asset ceiling	Recognized amount	Liabilities	Recognized amount
Amounts at the beginning of the period		21,933	(19,637)	(3,734)	(1,438)	420	(42)	378	(849)	(1,909)
Amounts recognized in income (1+2+3+4)		2,193	(1,969)	(388)	(164)	(39)	(4)	(43)	(79)	(286)
1 - Cost of current service		-	(28)	-	(28)	-	-	-	-	(28)
2 - Cost of past service		-	-	-	-	-	-	-	-	-
3 - Net interest		2,193	(1,941)	(388)	(136)	40	(4)	36	(79)	(179)
4 - Other expenses (1)		-	-	-	-	(79)	-	(79)	-	(79)
Amount recognized in stockholders' equity - other comprehensive income (5+6+7)		1,136	(1,685)	(8)	(557)	12	(34)	(22)	(37)	(616)
5 - Effects on asset ceiling		-	-	(8)	(8)	-	(34)	(34)	-	(42)
6 - Remeasurements		1,138	(1,667)	-	(529)	12	-	12	(37)	(554)
Changes in demographic assumptions		-	-	-	-	-	-	-	-	-
Changes in financial assumptions		-	(1,331)	-	(1,331)	-	-	-	(39)	(1,370)
Experience of the plan (2)		1,138	(336)	-	802	12	-	12	2	816
7 - Exchange variation		(2)	(18)	-	(20)	-	-	-	-	(20)
Other (8+9+10)		(1,508)	1,701	-	193	-	-	-	189	382
8 - Receipt by Destination of Resources		-	-	-	-	-	-	-	-	-
9 - Benefits paid		(1,701)	1,701	-	-	-	-	-	189	189
10 - Contributions and investments from sponsor		193	-	-	193	-	-	-	-	193
Amounts at the end of period		23,754	(21,590)	(4,130)	(1,966)	393	(80)	313	(776)	(2,429)
Amount recognized in Assets	18a				30			313	-	343
Amount recognized in Liabilities	18b				(1,996)			-	(776)	(2,772)
		12/31/2022
		BD and CV plans				CD plans			Other post-employment benefits	Total
		Net assets	Actuarial liabilities	Asset ceiling	Recognized amount	Pension plan fund	Asset ceiling	Recognized amount	Liabilities	Recognized amount
Amounts at the beginning of the period		21,912	(20,039)	(3,255)	(1,382)	447	(2)	445	(779)	(1,716)
Amounts recognized in income (1+2+3+4)		1,995	(1,845)	(308)	(158)	(36)	-	(36)	(246)	(440)
1 - Cost of current service		-	(33)	-	(33)	-	-	-	-	(33)
2 - Cost of past service		-	-	-	-	-	-	-	(155)	(155)
3 - Net interest		1,995	(1,812)	(308)	(125)	39	-	39	(91)	(177)
4 - Other expenses (1)		-	-	-	-	(75)	-	(75)	-	(75)
Amount recognized in stockholders' equity - other comprehensive income (5+6+7)		(447)	596	(171)	(22)	9	(40)	(31)	25	(28)
5 - Effects on asset ceiling		-	-	(171)	(171)	-	(40)	(40)	-	(211)
6 - Remeasurements		(441)	557	-	116	9	-	9	25	150
Changes in demographic assumptions		-	29	-	29	-	-	-	-	29
Changes in financial assumptions		-	1,499	-	1,499	9	-	9	46	1,554
Experience of the plan (2)		(441)	(971)	-	(1,412)	-	-	-	(21)	(1,433)
7 - Exchange variation		(6)	39	-	33	-	-	-	-	33
Other (8+9+10)		(1,527)	1,651	-	124	-	-	-	151	275
8 - Receipt by Destination of Resources		-	-	-	-	-	-	-	-	-
9 - Benefits paid		(1,651)	1,651	-	-	-	-	-	151	151
10 - Contributions and investments from sponsor		124	-	-	124	-	-	-	-	124
Amounts at the end of period		21,933	(19,637)	(3,734)	(1,438)	420	(42)	378	(849)	(1,909)
Amount recognized in Assets	18a				33			378	-	411
Amount recognized in Liabilities	18b				(1,471)			-	(849)	(2,320)
1)	Corresponds to the use of asset amounts allocated in pension funds of the defined contribution plans.
2)	Correspond to the income obtained above / below the expected return and comprise the contributions made by participants.

Schedule of defined benefit contribution

	Estimated contributions	Contributions made
	2024	01/01 to 12/31/2023	01/01 to 12/31/2022
Retirement plan - FIU	38	69	54
Retirement plan - FUNBEP	104	91	39
Total (1)	142	160	93
1)	Include extraordinary contributions agreed upon in deficit equation plans.

Schedule of maturity profile of defined benefit liabilities

	Duration (1)	2024	2025	2026	2027	2028	2029	to	2033
Pension plan - FIU	9.42	1,185	1,131	1,173	1,210	1,243	6,649
Pension plan - FUNBEP	8.73	685	704	721	738	754	3,963
Other post-employment benefits	7.34	197	82	88	70	44	245
Total		2,067	1,917	1,982	2,018	2,041	10,857
1)	Average duration of plan´s actuarial liabilities.

Schedule of sensitivity of defined benefit obligation

Main assumptions	BD and CV plans			Other post-employment benefits
	Present value of liability	Income	Stockholders´ equity (Other comprehensive income) (1)	Present value of liability	Income	Stockholders´ equity (Other comprehensive income) (1)
Discount rate
Increase by 0.5 p.p.	(870)	-	319	(25)	-	25
Decrease by 0.5 p.p.	941	-	(347)	28	-	(28)
Mortality table
Increase by 5%	(262)	-	98	(12)	-	12
Decrease by 5%	274	-	(103)	12	-	(12)
Medical inflation
Increase by 1 p.p.	-	-	-	61	-	(61)
Decrease by 1 p.p.	-	-	-	(52)	-	52
1)	Net of effects of asset ceiling